Short-Term and Long-Term Borrowings	6 Months Ended
Jun. 30, 2025
Debt Disclosure [Abstract]
Short-Term and Long-Term Borrowings
9. SHORT-TERM AND LONG-TERM BORROWINGS

	Fixed annual interest rate	Term	As of
			December 31,	June 30,
			2024	2025
			RMB	RMB
Short-term borrowings:
Secured bank loan	3.00%-3.35%	Within 12 months	110,000	70,000
Current portion of long-term borrowings	3.30%-3.55%	Within 12 months	53,000	51,500

			163,000	121,500

Long-term borrowings:
Secured bank loan (1)	3.45%	1-2 years	73,500	—
Unsecured bank loan (2)	3.30%-3.55%	1-2 years	105,000	57,500
Less: current portion of long-term borrowings	3.30%-3.55%	Within 12 months	(53,000)	(51,500)

			125,500	6,000

(1)
On April 27, 2023, the Group entered into one secured bank loan of RMB 80,000 which was guaranteed by the Founder of the Group with annual payment schedule of RMB 1,500, RMB 2,000 and RMB 76,500 in 2023, 2024 and 2025, respectively. In May 2024, the Company made early repayment of the remaining balance of RMB 78,500, and refinanced a new secured bank loan of RMB 75,000 with annual payment schedule of RMB 1,500, RMB 2,000 and RMB 71,500 in 2024, 2025 and 2026, respectively. The new loan is also guaranteed by the Founder of the Group. The Group repaid RMB 500 during the six months ended June 30, 2024 when the installment became due and early repaid the entire remaining balance of RMB 73,500 in February 2025.

Subsequent to period ended June 30, 2025, the Company obtained a line of credit of RMB
50,000
 which was guaranteed by the Founder of the Group, and utilized RMB 17,500 for a one-year
term.

(2)
On April 24, 2023, the Group entered into one unsecured bank loan of RMB 50,000 with annual payment schedule of RMB 2,500, RMB 5,000 and RMB 42,500 in 2023, 2024 and 2025, respectively. The Company repaid RMB 2,500 during the period ended June 30, 2024 when the installment became due and early repaid the remaining balance of RMB 42,500 during the six months ended June 30, 2025.

On April 19, 2024, the Group entered into one unsecured bank loan of RMB 43,000 with annual payment schedule of RMB 3,000 and RMB 40,000 in 2025 and 2026, respectively. The Group repaid RMB 3,000 during the six months ended June 30, 2025 when the installment became due.
On June 26, 2024, the Group entered into one unsecured bank loan of RMB 10,000 with annual payment schedule of RMB 500, RMB 3,500 and RMB 6,000 in 2024, 2025 and 2026, respectively. The Group repaid nil and RMB 1,500 during six months ended June 30, 2024 and 2025, respectively, when the installment became due.
On July 31, 2024, the Group entered into one unsecured bank loan of RMB 10,000 with annual payment schedule of RMB 2,000 and RMB 8,000 in 2025 and 2026, respectively. The Group repaid RMB 500 during the six months ended June 30, 2025 when the installment became due.

The combined aggregate amount of maturities for all long-term borrowings as of June 30, 2025 as follows:

Long-term borrowings
RMB

Succeeding period in 2025	3,500
2026	54,000
The weighted average interest rates for the outstanding borrowings were approximately 3.68% and 3.49% as of December 31, 2024 and June 30, 2025, respectively.